Document and Entity Information	Oct. 30, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001517767
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Oct. 30, 2025
Entity Registrant Name	CARLYLE CREDIT INCOME FUND
Entity Incorporation State Country Code	DE
Entity File Number	811-22554
Entity Tax Identification Number	45-2904236
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	CCIF
Security Exchange Name	NYSE
Nonredeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Shares
Trading Symbol	CCIA
Security Exchange Name	NYSE